Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,227,809)	$ (17,802,227)	$ (23,316,519)	$ (5,924,931)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,146	3,745	5,785	3,819
Warrants issued as compensation	1,662,364	817,049	4,615,154
Options issued as compensation	12,489
Interest expense of warrants related to conversion of debt	1,090,759	458,743	494,730
Amortization of debt discounts	2,225,077	765,006	1,292,525	4,304
Loss on extinguishment of debt	3,756,985	150,000	150,000
Warrants issued for interest expense	6,023
Derivative warrant issued for services	544,442	230,971	1,346,935
(Gain) loss on change in fair value of derivative liabilities	(6,170,172)	11,418,423	10,193,218	(38,497)
Common shares issued for services			350,000
Stock options issued for services			364
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(10,225)	3,836	4,665	8,126
Accounts receivable	10,623		(95,623)
Accounts payable	(330,136)	1,624,216	1,483,994	1,168,792
Accounts payable - related party	(61,049)	19,999	14,405	48,064
Accrued expenses	(113,757)	(286,483)	(41,179)	1,281,651
Net cash used in operating activities	(3,599,240)	(2,596,722)	(3,501,546)	(3,448,672)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of fixed assets			(5,842)	(10,064)
Net cash used in investing activities			(5,842)	(10,064)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common shares and warrants	663,922	86,000	136,000	1,883,750
Proceeds from exercise of warrants	6,288	914,218	914,220
Borrowings from short-term debt	300,000		50,000
Proceeds from short-term debt		50,000
Borrowings on related party debt	1,375,000	300,000	625,000	150,000
Payments on related party debt	(150,000)
Borrowings on convertible debt	1,199,500	1,657,500	2,106,405	800,000
Advances received from related party	510,000	193,350	212,350	721,150
Advances repaid to related party	(270,000)	(451,500)	(530,500)	(293,000)
Net cash provided by financing activities	3,634,710	2,749,568	3,513,475	3,261,900
NET INCREASE (DECREASE) IN CASH	35,470	152,846	6,087	(196,836)
Cash, beginning of the period	6,255	168	168	197,004
Cash, end of the period	41,725	153,014	6,255	168
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	11,435		11,984
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Principal and interest converted into common stock	3,015,500	1,457,595
Debt discount on beneficial conversion feature and warrants issued with convertible debt	2,056,493	1,079,117
Debt discount due to warrants issued with promissory notes	1,231,366
Accrued liabilities settled with common shares and warrants	67,536
Reclassification of conversion option as derivative liabilities		5,743,021	5,743,021
Reclassification of warrants as derivative liabilities		76,368	76,368	688,614
Note modified to be convertible note and then converted	2,050,000
Accrued interest converted to debt		50,000	50,000
Issuance of common stock related to PIPE II anti-dilution provision		$ 155	155
Warrants and common shares issued for debt			1,634,928
Discount on beneficial conversion feature and warrants issued with debt			1,655,369	130,915
Warrants and common shares issued for accrued interest			26,687
Common stock returned and cancelled for issuance of convertible notes			$ 37,644